UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stuyvesant Capital Management Corp.
Address: 200 Business Park Drive, Suite 300A

         Armonk, NY  10504

13F File Number:  28-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald von Wedel
Title:     President
Phone:     914-219-3010

Signature, Place, and Date of Signing:

     /S/  Donald von Wedel     Armonk, NY     August 02, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $75,489 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107     3720    53124 SH       Sole                    53124        0        0
AMGEN INC                      COM              031162100     2936    53100 SH       Sole                    53100        0        0
ANNALY CAP MGMT INC            COM              035710409     1130    78375 SH       Sole                    78375        0        0
APACHE CORP                    COM              037411105     2562    31400 SH       Sole                    31400        0        0
BARRICK GOLD CORP              COM              067901108     3336   114772 SH       Sole                   114772        0        0
BEMIS INC                      COM              081437105      488    14700 SH       Sole                    14700        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108      282     8928 SH       Sole                     8928        0        0
CBS CORP NEW                   CL B             124857202      914    27430 SH       Sole                    27430        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     1344    38850 SH       Sole                    38850        0        0
CHINA FD INC                   COM              169373107      309     8067 SH       Sole                     8067        0        0
CISCO SYS INC                  COM              17275R102     4041   145095 SH       Sole                   145095        0        0
COCA COLA CO                   COM              191216100     2675    51147 SH       Sole                    51147        0        0
CONOCOPHILLIPS                 COM              20825c104     5288    67367 SH       Sole                    67367        0        0
DIAMONDS TR                    UNIT SER 1       252787106      221     1650 SH       Sole                     1650        0        0
EL PASO CORP                   COM              28336L109      609    35366 SH       Sole                    35366        0        0
EXXON MOBIL CORP               COM              30231G102     2881    34350 SH       Sole                    34350        0        0
GENERAL ELECTRIC CO            COM              369604103     2442    63800 SH       Sole                    63800        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406     1000    10896 SH       Sole                    10896        0        0
INTEL CORP                     COM              458140100      306    12900 SH       Sole                    12900        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      360     3420 SH       Sole                     3420        0        0
ISHARES INC                    MSCI JAPAN       464286848     2691   185450 SH       Sole                   185450        0        0
ISHARES INC                    MSCI UTD KINGD   464286699      671    26250 SH       Sole                    26250        0        0
ISHARES INC                    MSCI HONG KONG   464286871     1706   100252 SH       Sole                   100252        0        0
ISHARES INC                    MSCI TAIWAN      464286731     1337    83552 SH       Sole                    83552        0        0
KEMET CORP                     COM              488360108     1570   222650 SH       Sole                   222650        0        0
KIMBERLY CLARK CORP            COM              494368103     3318    49600 SH       Sole                    49600        0        0
MARATHON OIL CORP              COM              565849106     1175    19600 SH       Sole                    19600        0        0
MERCK & CO INC                 COM              589331107     2591    52028 SH       Sole                    52028        0        0
NABORS INDUSTRIES LTD          SHS              g6359f103     1769    53000 SH       Sole                    53000        0        0
NEWS CORP                      CL B             65248e203      704    30700 SH       Sole                    30700        0        0
ORACLE CORP                    COM              68389X105      367    18600 SH       Sole                    18600        0        0
PARKER DRILLING CO             COM              701081101      202    19155 SH       Sole                    19155        0        0
PFIZER INC                     COM              717081103     2747   107445 SH       Sole                   107445        0        0
ROWAN COS INC                  COM              779382100      303     7393 SH       Sole                     7393        0        0
SELECT SECTOR SPDR TR          SBI CONS STPLS   81369y308     2118    78300 SH       Sole                    78300        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369y506     4929    71450 SH       Sole                    71450        0        0
TECO ENERGY INC                COM              872375100     1900   110600 SH       Sole                   110600        0        0
TEMPLETON DRAGON FD INC        COM              88018T101      317    12050 SH       Sole                    12050        0        0
TIMKEN CO                      COM              887389104     2102    58200 SH       Sole                    58200        0        0
TRANSCANADA CORP               COM              89353d107      430    12500 SH       Sole                    12500        0        0
TRINITY INDS INC               COM              896522109     2127    48849 SH       Sole                    48849        0        0
UNISYS CORP                    COM              909214108      899    98400 SH       Sole                    98400        0        0
UNUM GROUP                     COM              91529Y106      298    11400 SH       Sole                    11400        0        0
VIACOM INC NEW                 CL B             92553p201      531    12750 SH       Sole                    12750        0        0
WAL MART STORES INC            COM              931142103     1843    38305 SH       Sole                    38305        0        0